Reinsurance (Reinsurance Recoverable by Counterparty) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	$ 3,098,248	$ 3,175,195
Prudential Insurance
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	456,633	484,807
PAR U
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	1,575,260	1,385,187
PARCC
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	464,142	510,618
PAR Term
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	258,169	329,514
Term Re
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	232,796	313,481
DART
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	73,702	105,596
Pruco Life
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	34,720	40,804
Unaffiliated
Effects of Reinsurance [Line Items]
Total reinsurance recoverables	$ 2,826	$ 5,188